Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets - Additional Information (Detail)	Apr. 16, 2020 USD ($) Bonds	Mar. 31, 2020	Jan. 20, 2020	Sep. 01, 2019	Dec. 20, 2019 USD ($)	Aug. 28, 2019
Financial And Capital Markets [Line Items]
PAIS tax rate		30.00%
Percentage Of Increase Decrease In Foreign Currency				60.00%
Short term Government securities [Member] | Tranche One [Member]
Financial And Capital Markets [Line Items]
Debt redemption Percentage						15.00%
Short term Government securities [Member] | Tranche Two [Member]
Financial And Capital Markets [Line Items]
Debt redemption Percentage						25.00%
Short term Government securities [Member] | Tranche Three [Member]
Financial And Capital Markets [Line Items]
Debt redemption Percentage						60.00%
Lecaps [Member]
Financial And Capital Markets [Line Items]
Percentage Of Stock Swapped			60.00%
Public Debt [Member]
Financial And Capital Markets [Line Items]
Number Of Eligible Bonds | Bonds	21
Debt Securities	$ 66,238,000,000
Debt Withdrawal Percentage	62.00%
Percentage Of Debt Withdrawal To Capital	5.00%
Grace Period	3 years
Federal Government bonds [Member]
Financial And Capital Markets [Line Items]
Notional amount					$ 20,000
Bottom of range [member] | Lecaps [Member]
Financial And Capital Markets [Line Items]
Stock maturity term			240 days
Top of range [member] | Lecaps [Member]
Financial And Capital Markets [Line Items]
Stock maturity term			335 days